Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 147,196	$ 152,327	$ 157,079
Operating expenses:
Cost of revenues	(39,388)	(39,549)	(40,580)
Selling and marketing	(75,289)	(76,200)	(82,534)
General and administrative	(3,499)	(5,658)	(5,908)
Research and development	(3,428)	(1,635)	(1,331)
Total operating expenses	(121,604)	(123,042)	(130,353)
Income from operations	25,592	29,285	26,726
Other income (expenses):
Interest income (expense), net	262	3	(93)
Change in fair value of warrant liability		86	(62)
Other income, net	80	1,215	282
Total other income	342	1,304	127
Income before income tax	25,934	30,589	26,853
Income tax benefit (expense)	34	(61)	(413)
Net income	25,968	30,528	26,440
Less: net gain (loss) attributable to non-controlling interest	2	51	(450)
Net income attributable to Cheer Holding, Inc.’s shareholders	25,966	30,477	26,890
Other comprehensive loss
Unrealized foreign currency translation loss	(8,175)	(2,233)	(13,357)
Comprehensive income	17,793	28,295	13,083
Less: comprehensive (loss) gain attributable to non-controlling interests	(1)	3	(478)
Comprehensive income attributable to Cheer Holding, Inc.’s shareholders	$ 17,794	$ 28,292	$ 13,561
Earnings per ordinary share
Basic (in Dollars per share)	$ 2.51	$ 3.53	$ 3.95
Dilutive (in Dollars per share)	$ 2.51	$ 3.53	$ 3.95
Weighted average shares used in calculating earnings per ordinary share
Basic (in Shares)	10,327,198	8,637,504	6,812,387
Dilutive (in Shares)	10,327,198	8,637,504	6,812,387